Amounts Due from Related-Parties	12 Months Ended
Dec. 31, 2020
Amount Due From Related Parties [Abstract]
AMOUNTS DUE FROM RELATED-PARTIES

NOTE 7 – AMOUNTS DUE FROM RELATED-PARTIES

At December 31, 2020 and 2019, amounts due from related parties consisted of the following:

Name of related party	December 31, 2020	December 31, 2019
Ya Tuo Ji International Consultancy (Beijing) Limited (1)	$-	$200,682

(1)	A company in which the spouse of Mr. Xuesong Song, the CEO and Chairman of the Company (“Mr Song”), has significant influence.